Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 111,891,134	¥ 104,635,815
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,581,928	3,689,571
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,283,946	5,828,182
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	509,334	497,444
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 11,375,208	¥ 10,015,197